Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Detailed Information About Dividends [Abstract]
Summary of Dividends

Record date	Payment date	Total Dividends on Common Stock
March 21, 2025	April 10, 2025	$7.5
May 13, 2025	May 30, 2025	7.3

		$14.8